ADMINISTRATOR
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT ADVISER
   STCM MANAGEMENT COMPANY, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRUSTEES
   Lacy B. Herrmann, Chairman
   Theodore T. Mason, Vice Chairman
   Paul Y. Clinton
   Diana P. Herrmann
   Anne J. Mills
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Lacy B. Herrmann, President
   Charles E. Childs, III, Senior Vice President &
     Portfolio Manager
   Diana P. Herrmann, Vice President
   John M. Herndon, Vice President & Assistant Secretary
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

CUSTODIAN
   Bank One Trust Company, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2001

                          CAPITAL CASH MANAGEMENT TRUST

                                    ---------

                          CAPITAL CASH MANAGEMENT TRUST

                          CAPITAL CASH U.S. GOVERNMENT
                                SECURITIES TRUST

                                    ---------

                          A CASH MANAGEMENT INVESTMENT

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Capital Cash Management Trust: a triangle with a wave pattern in the left half and a grain of wheat in the right half. Beneath this triangle are the words STABILITY * LIQUIDITY * YIELD]

                          CAPITAL CASH MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT

                                                               February 13, 2002

Dear Investor:

     Like all Americans, the horrific terrorist attacks in Washington, D.C. and New York on September 11th deeply saddened all of us. We offer our thoughts and prayers for the victims, their families and all who are affected by this tragedy.

                                 ---------------

     Even before the tragic events of September 11th, investors were worried that the economy was sinking into a recession. Throughout the year, the Federal Reserve (the "Fed") was concerned most about the continued weakening economic conditions both here and abroad, the decline in corporate profits and the possible effect of sustained stock market losses on people's behavior.

     Following the attacks, the likelihood of a recession only seemed greater and the rebound postponed indefinitely. To be sure, consumers are benefiting from lower taxes, falling energy costs and reduced mortgage costs but the cutbacks companies are currently making both in terms of layoffs and capital spending will delay any economic rebound.

     To boost consumer sentiment and spending, the Fed responded by aggressively lowering short-term interest rates. Beginning in January 2001, the Fed cut interest rates 11 times (four times since September 11th). The Federal Fund's rate - the rate financial institutions charge each other for overnight loans - now stands at 1.75%. Not since 1961 have interest rates been at this low level. If the rate action taken by the Fed is not sufficient to spur the economy, which officially entered a recession in March 2001, the Fed has indicated that further rate cuts may still be necessary.

     Notwithstanding the fact that short-term interest rates are less than 2%, Capital Cash Management Trust has consistently provided a return for investors' cash reserves that has been highly competitive under the prevailing market conditions.

     The seven-day yield for each of the Trust's portfolios as of December 31, 2001 was as follows:

          CAPITAL CASH MANAGEMENT TRUST (ORIGINAL SHARES): 1.44%
          CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST (SERVICE SHARES): 1.46%

     STCM Management Company, Inc., the Trust's Investment Adviser, continues to manage each portfolio with strict adherence to using only those money market securities which meet high-quality standards and possess minimal credit risk in order to maintain a high level of safety for your cash reserves.

     Investors in each of the funds can take further comfort in knowing that constant vigilance is exercised by the Investment Adviser in choosing money market securities for each of the Trust's portfolios which have ready marketability as well as desirable investment yields.

     All those associated with the management of your cash reserves wish to thank you for the continued support and confidence you have placed in Capital Cash Management Trust.

Sincerely,


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
President and Chairman of
  the Board of Trustees


/s/  Charles E. Childs, III
---------------------------
Charles E. Childs, III
Senior Vice President and
  Portfolio Manager

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                         CAPITAL CASH MANAGEMENT TRUST
              ---------------------------------------------------

FACE AMOUNT   COMMERCIAL PAPER - 37.5%                                 VALUE
-----------   -----------------------                               -----------
              FINANCE - 5.4%
              --------------
$   100,000   Wells Fargo Financial Inc., 2.04%, 01/07/02 .......   $    99,966

              BROKERAGE - 5.4%
              ----------------
    100,000   Merrill Lynch & Co. 1.90%, 1/04/02 ................        99,984

              CONSUMER PRODUCTS - 5.3%
              ------------------------
    100,000   Coca Cola Co. 1.75%, 2/01/02 ......................        99,849

              HEAVY EQUIPMENT - 5.3%
              ----------------------
    100,000   John Deere Capital Corp. 1.78%, 1/30/02 ...........        99,857

              INSURANCE - 10.7%
              -----------------
    100,000   American General 1.75% 1/18/02                             99,918
    100,000   Prudential Funding Corp., 2.05%, 01/02/02 .........        99,994

              OIL & GAS - 5.4%
              ----------------
    100,000   Chevron Oil Finance 1.79%, 1/24/02 ................        99,886
                                                                    -----------
                 Total Commercial Paper .........................       699,454
                                                                    -----------

              U.S. GOVERNMENT AGENCY DISCOUNT NOTES- 62.7%
              --------------------------------------------
              Federal Farm Credit Bank
    100,000      1.77%, 02/01/02 ................................        99,848
              Federal Home Loan Banks
    105,000      1.86%, 01/03/02 ................................       104,989
    100,000      1.92%, 01/08/02 ................................        99,963
    100,000      1.80%, 01/09/02 ................................        99,960
    180,000      1.71%, 01/31/02 ................................       179,744
    100,000      1.67%, 02/05/02 ................................        99,837
              Federal Home Loan Mortgage Corp.
              Federal National Mortgage Association
     40,000      1.45%, 01/02/02 ................................        39,998
    150,000      1.80%, 01/03/02 ................................       149,985
     96,000      1.88%, 01/07/02 ................................        95,970
    100,000      1.75%, 01/10/02 ................................        99,956
    100,000      1.66%, 01/25/02 ................................        99,889
                                                                    -----------
                 Total U.S. Government Agency Discount Notes ....     1,170,139
                                                                    -----------
                 Total Investments (cost $1,869,593*) .... 100.2%     1,869,593
                 Other assets less liabilities ...........  (0.2)        (3,046)
                                                           ------   -----------
                 Net Assets .............................. 100.0%   $ 1,866,547
                                                           ======   ===========

                 CAPITAL CASH U.S. GOVERNMENT SECURITIES TRUST
              ---------------------------------------------------

              U.S GOVERNMENT AGENCY DISCOUNT NOTES - 100.1%
              ---------------------------------------------
$ 1,000,000   Federal Home Loan Banks, 1.64%, 01/04/02 ..........   $   999,863
              Federal Home Loan Mortgage Corp.,
  2,307,000      1.51%, 01/02/02 ................................     2,306,903
  1,000,000      1.73%, 01/03/02 ................................       999,904
  1,000,000      1.75%, 01/08/02 ................................       999,660
  1,115,000      1.68%, 01/08/02 ................................     1,114,636
                                                                    -----------
                 Total Investments (cost $6,420,966*) .... 100.1%     6,420,966
                 Other assets less liabilities ...........  (0.1)        (5,643)
                                                           ------   -----------
                 Net Assets .............................. 100.0%   $ 6,415,323
                                                           ======   ===========

                  (*) Cost for Federal tax purposes is identical.

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                                         GOVERNMENT
                                                                            CASH         SECURITIES
                                                                            FUND            FUND
                                                                        -----------      -----------
ASSETS:
   Investments at value
      (cost $1,869,593 and $6,420,966, respectively) ...........        $ 1,869,593      $ 6,420,966
   Cash ........................................................              2,873              681
   Due from Administrator for reimbursement of expenses ........              1,179            6,934
   Other assets ................................................              1,590                -
                                                                        -----------      -----------
   Total Assets ................................................          1,875,235        6,428,581
                                                                        -----------      -----------
LIABILITIES:

   Dividends payable ...........................................              3,356            8,373
   Distribution fees payable ...................................                  -            1,454
                                                                        -----------      -----------
   Accrued expenses ............................................              5,332            3,431
                                                                        -----------      -----------
   Total Liabilities ...........................................              8,688           13,258
                                                                        -----------      -----------
   NET ASSETS ..................................................        $ 1,866,547      $ 6,415,323
                                                                        ===========      ===========

NET ASSETS CONSIST OF:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .................................        $    18,666      $    64,160
   Additional paid-in capital ..................................          1,847,896        6,351,823
   Accumulated net realized loss on investments ................                (15)            (660)
                                                                        -----------      -----------
                                                                        $ 1,866,547      $ 6,415,323
                                                                        ===========      ===========

SHARES OF BENEFICIAL INTEREST:
   Original Shares Class:
      Net Assets ...............................................        $ 1,866,547                -
                                                                        ===========      ===========

      Shares outstanding .......................................          1,866,551                -
                                                                        ===========      ===========

      Net asset value per share ................................        $      1.00                -
                                                                        ===========      ===========

   Service Shares Class:
      Net Assets ...............................................                  -      $ 6,415,323
                                                                        ===========      ===========

      Shares outstanding .......................................                  -        6,415,982
                                                                        ===========      ===========

      Net asset value per share ................................                  -      $      1.00
                                                                        ===========      ===========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                                   GOVERNMENT
                                                                         CASH      SECURITIES
                                                                         FUND         FUND
                                                                       --------    ----------
INVESTMENT INCOME:

   Interest income .............................................       $ 30,780     $ 79,883
                                                                       --------     --------

EXPENSES:

   Investment Advis er fees (note 3) ...........................          2,117        6,010
   Administrator fees (note 3) .................................          1,588        4,508
   Trustees' fees and expenses .................................          6,605        6,556
   Audit and accounting fees ...................................          4,413        4,413
   Registration fees and dues ..................................          3,826          400
   Legal fees ..................................................          3,132        9,426
   Custodian fees ..............................................          2,606        1,115
   Transfer and shareholder servicing agent fees ...............          1,387        1,828
   Shareholders' reports .......................................            702        5,516
   Distribution fees (note 3) ..................................              -        7,595
   Miscellaneous ...............................................          1,125        1,363
                                                                       --------     --------
   Total expenses ..............................................         27,501       48,730
   Investment Advisory fees waived (note 3) ....................         (2,117)      (6,010)
   Administration fees waived (note 3) .........................         (1,588)      (4,508)
   Reimbursement of expenses by Administrator (note 3) .........        (18,804)     (28,735)
   Expenses paid indirectly (note 5) ...........................           (759)      (1,014)
                                                                       --------     --------
   Net expenses ................................................          4,233        8,463
                                                                       --------     --------
Net investment income ..........................................         26,547       71,420
Net realized loss from securities transactions .................            (15)           -
                                                                       --------     --------

Net increase in net assets resulting from operations ...........       $ 26,532     $ 71,420
                                                                       ========     ========

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                         CASH FUND                     GOVERNMENT SECURITIES FUND
                                                            ---------------------------------     ---------------------------------
                                                            SIX MONTHS ENDED                      SIX MONTHS ENDED
                                                            DECEMBER 31, 2001     YEAR ENDED      DECEMBER 31, 2001    YEAR ENDED
                                                               (UNAUDITED)      JUNE 30, 2001        (UNAUDITED)      JUNE 30, 2001
                                                            -----------------   -------------     -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .............................      $     26,547     $     97,212         $     71,420     $    177,004
      Net realized loss from securities transactions ....               (15)               -                    -               (3)
                                                               ------------     ------------         ------------     ------------
      Change in net assets resulting from operations ....            26,532           97,212               71,420          177,001
                                                               ------------     ------------         ------------     ------------

   DIVIDENDS TO SHAREHOLDERS
      FROM NET INVESTMENT INCOME:

      Original Shares ...................................           (26,547)         (97,212)                   -                -
      Service Shares ....................................                 -                -              (71,420)        (177,004)
                                                               ------------     ------------         ------------     ------------
         Total dividends to shareholders from net
            investment income ...........................           (26,547)         (97,212)             (71,420)        (177,004)
                                                               ------------     ------------         ------------     ------------

   CAPITAL SHARE TRANSACTIONS
      (at $1.00 per share):
      Proceeds from shares sold:
      Original Shares ...................................         1,405,383        2,243,570                    -                -
      Service Shares ....................................                 -                -            2,000,000       26,000,000
                                                               ------------     ------------         ------------     ------------
                                                                  1,405,383        2,243,570            2,000,000       26,000,000
                                                               ------------     ------------         ------------     ------------
      Reinvested dividends and distributions:
         Original Shares ................................            23,741           95,144                    -                -
         Service Shares .................................                 -                -               63,022          177,013
                                                               ------------     ------------         ------------     ------------
                                                                     23,741           95,144               63,022          177,013
                                                               ------------     ------------         ------------     ------------
      Cost of shares redeemed:
      Original Shares ...................................        (1,638,907)      (1,961,341)                   -                -
      Service Shares ....................................                 -                -                    -      (23,512,216)
                                                               ------------     ------------         ------------     ------------
                                                                 (1,638,907)      (1,961,341)                   -      (23,512,216)
                                                               ------------     ------------         ------------     ------------
      Change in net assets from capital share
         transactions ...................................          (209,783)         377,373            2,063,022        2,664,797
                                                               ------------     ------------         ------------     ------------
   Total change in net assets ...........................          (209,798)         377,373            2,063,022        2,664,794

NET ASSETS:

   Beginning of period ..................................         2,076,345        1,698,972            4,352,301        1,687,507
                                                               ------------     ------------         ------------     ------------
   End of period ........................................      $  1,866,547     $  2,076,345         $  6,415,323     $  4,352,301
                                                               ============     ============         ============     ============

                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

     The Trust consists of the following two investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"):Capital Cash Management Trust (the "Cash Fund", a diversified portfolio which commenced operations on July 8, 1974), and Capital Cash U.S. Government Securities Trust (the "Government Securities Fund", a diversified portfolio which commenced operations on March 16, 2000). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares:the Original Shares Class and the Service Shares Class. The Original Shares Class of the Cash Fund includes all currently outstanding shares that were issued prior to November 1, 1999, the date on which the Capital structure was changed to include two classes rather than one. The two classes are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the loan (repurchase agreements being defined as "loans" in the 1940
     Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

     STCM Management Company, Inc. (the "Adviser") is the Investment Adviser to the Trust. In this role, under Advisory Agreements, the Adviser supervises each Fund's investments and provides various services for which it receives a fee from each Fund which is payable monthly and computed at the annual rate of 0.20% of each Fund's average daily net assets. The Trust also has Administration Agreements with Aquila Management Corporation (the "Administrator") to provide all administrative services to the Trust other than those relating to the investment portfolio. The Administrator receives a fee from each Fund for such services which is payable monthly and computed at the annual rate of 0.15% of each Fund's average daily net assets. Details regarding the services provided by the Adviser and the Administrator are provided in the Trust's Prospectus and Statement of Additional Information.

     With respect to the Cash Fund, the Adviser and the Administrator each has agreed that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Cash Fund in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of its average annual net assets plus 1% of its average annual net assets in excess of $30 million, or (ii) 25% of its total annual investment income. No such reduction in fees was required during the six months ended December 31, 2001 inasmuch as the Adviser and the Administrator voluntarily waived their entire fees in the amount of $2,117 and $1,588, respectively. In addition, in order to comply with this expense limitation, the Administrator reimbursed expenses in the amount of $15,342. Also, the Administrator has undertaken to waive fees or reimburse the Cash Fund to the extent that annual expenses exceed 0.60 of 1% of average net assets in any fiscal year and therefore reimbursed expenses of the Cash Fund in the additional amount of $1,403. Further, the Administrator voluntarily reimbursed additional expenses of $2,059. For the six months ended December 31, 2001, these expense reimbursements amounted to $18,804. Of this amount, $17,625 was paid prior to December 31, 2001 and the balance was paid in early January 2002.

     With respect to the Government Securities Fund for the six months ended December 31, 2001 the Fund incurred fees under the Advisory Agreement and Administration Agreement of $6,010 and $4,508 respectively, of which amounts the Adviser and Administrator waived $6,010 and $4,508, respectively. Additionally, the Administrator voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $28,735.

b)  DISTRIBUTION AND SERVICE FEES:

     Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

     Under  a   Distribution   Agreement,   Aquila   Distributors,   Inc.   (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4. DISTRIBUTIONS

     The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

5. EXPENSES

     The Funds have negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset, if any, and the net expenses. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

6. LOSS CARRYOVER

     At June 30, 2001, Capital Cash U.S. Government Securities Trust had a capital loss carryover of $657, of which $657 expires in the year ending June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CASH FUND ORIGINAL SHARES (1)
                                                  ---------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                                YEAR ENDED JUNE 30,
                                                    12/31/01      -----------------------------------------------------------------
                                                  (UNAUDITED)       2001          2000           1999          1998          1997
                                                  -----------     --------      --------       --------      --------      --------
Net asset value, beginning of period ..........     $1.0000       $1.0000       $1.0000        $1.0000       $1.0000       $1.0000
                                                    --------      --------      --------       --------      --------      --------

Income from investment operations:
   Net investment income ......................      0.1266        0.0540        0.0524         0.0473        0.0521        0.0489
                                                    --------      --------      --------       --------      --------      --------

Less distributions:
   Dividends from net investment income .......     (0.1266)      (0.0540)      (0.0524)       (0.0473)      (0.0521)      (0.0489)
                                                    --------      --------      --------       --------      --------      --------

Net asset value, end of period ................     $1.0000       $1.0000       $1.0000        $1.0000       $1.0000       $1.0000
                                                    ========      ========      ========       ========      ========      ========

Total return ..................................      1.27%+        5.54%         5.37%          4.84%         5.33%         5.00%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...     $1,867        $2,076        $1,699         $1,616        $1,613        $1,435
   Ratio of expenses to average net assets ....      0.47%*        0.40%         0.41%          0.41%         0.40%         0.41%
   Ratio of net investment income to average
      net assets ..............................      2.44%*        5.40%         5.24%          4.72%         5.21%         4.88%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets ....      2.53%*        3.45%         5.14%          3.51%         5.14%         6.48%
   Ratio of net investment income (loss) to
      average net assets ......................      0.38%*        2.35%         0.50%          1.62%         0.47%        (1.19)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....      0.40%*        0.40%         0.40%          0.40%         0.40%         0.40%

(1) Designated as the "Original Shares" class of shares on November 1, 1999. (2) For the period March 16, 2000 (commencement of operations)through June 30, 2000.

+  Not annualized.
*  Annualized.

                                                        GOVERNMENT SECURITIES FUND
                                                  ---------------------------------------
                                                               SERVICE SHARES
                                                  ---------------------------------------
                                                   SIX MONTHS
                                                     ENDED          YEAR         PERIOD
                                                    12/31/01       ENDED         ENDED
                                                  (UNAUDITED)     6/30/01      6/30/00(2)
                                                  -----------     --------     ----------
Net asset value, beginning of period ..........     $1.0000       $1.0000       $1.0000
                                                    --------      --------      --------

Income from investment operations:
   Net investment income ......................      0.0123        0.0516        0.0161
                                                    --------      --------      --------

Less distributions:
   Dividends from net investment income .......     (0.0123)      (0.0516)      (0.0161)
                                                    --------      --------      --------

Net asset value, end of period ................     $1.0000       $1.0000       $1.0000
                                                    ========      ========      ========

Total return ..................................      1.24%+         5.28%        1.62+%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...      $6,415        $4,352        $1,688
   Ratio of expenses to average net assets ....      0.32%*        0.59%         0.68%*
   Ratio of net investment income to average
      net assets ..............................      1.04%*        4.70%         5.30%*

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

   Ratio of expenses to average net assets ....      1.59%*        1.86%         1.24%*
   Ratio of net investment income (loss) to
      average net assets ......................      1.07%*        3.43%         4.73%*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....      0.28%*        0.44%         0.65%*

(1) Designated as the "Original Shares" class of shares on November 1, 1999. (2) For the period March 16, 2000 (commencement of operations)through June 30, 2000.

+  Not annualized.
*  Annualized.

                 See accompanying notes to financial statements.